Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefit Expenses [Line Items]
Labour costs	€ 15,578	€ 19,060	€ 20,023
Employee benefits expenses	107,592	129,051	134,622
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Labour costs	48,514	60,756	62,815
Social security contributions	12,138	17,251	18,310
Employees’ leaving entitlement	4,915	3,704	3,827
Other costs	6,370	4,498	4,875
Employee benefits expenses	71,937	86,209	89,827
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Labour costs	15,912	18,736	19,754
Social security contributions	3,059	3,800	4,019
Employees’ leaving entitlement	542	557	350
Other costs	564	689	649
Employee benefits expenses	20,077	23,782	24,772
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Labour costs	11,272	13,725	14,585
Social security contributions	2,717	3,502	3,638
Employees’ leaving entitlement	605	664	635
Other costs	984	1,169	1,165
Employee benefits expenses	€ 15,578	€ 19,060	€ 20,023